PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Other Current Assets By Type [Line Items]
Working capital adjustment to limited partner	$ 4,815	30,000